GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash on hand	$ 4,678		$ 6,191				$ 4,678		$ 6,191
Accumulated deficit	3,973,581		2,911,163				3,973,581		2,911,163	$ 1,569,830
Net loss	$ 605,563	$ 456,855	$ 718,790	$ 271,333	$ 190,742	$ 160,468	1,062,418	$ 351,210	1,341,333	587,997
Cash used in operations							$ 233,357	$ 412,671	$ 1,019,787	$ 534,307